Exhibit 99.6 Schedule 1

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	NE0434988	XXXX	XXXX	XXXX	Exempt	Exempt from ATR	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XXXX was signed and dated at consummation, XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XXXXPM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR §1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. An undiscounted rate was not provided in loan file. Unable to determine if bona fide points exists and may be excluded from QM points and fees testing.

Response 1 (XXXXPM)
The provided documentation is insufficient to cure the finding. Please provide the undiscounted rate. An undiscounted rate is needed for testing. Unable to determine if bona fide points exists and may be excluded from QM points and fees testing. (Upheld)

Response 2 (XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A